Per share amounts (Tables)	12 Months Ended
Dec. 31, 2018
Per Share Amounts [Abstract]
Schedule of Earnings Per Share computation per common share

	2018	2017

Basic earnings (loss) per share computation

Net earnings (loss) attributable to equity holders	$166,323	$(204,942)

Weighted average common shares outstanding	395,793	395,793

Basic earnings (loss) per common share	$0.42	$(0.52)

Diluted earnings (loss) per share computation

Net earnings (loss) attributable to equity holders	$166,323	$(204,942)

Weighted average common shares outstanding	395,793	395,793
Dilutive effect of stock options	257	-

Weighted average common shares outstanding, assuming dilution	396,050	395,793

Diluted earnings (loss) per common share	$0.42	$(0.52)